Business Combinations - Schedule of Cash Flow on Acquisitions (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Net cash outflow	£ (171)	£ (228)	£ (55)
Goodwill	2,434	2,480
Business combinations [member]
Disclosure of detailed information about business combination [line items]
Cash - current year acquisitions	(152)	(223)	(54)
Cash and cash equivalents acquired	4	13	4
Deferred payments for prior year acquisitions and other items	(23)	(18)	(5)
Net cash outflow	(171)	(228)	(55)
Intangible assets	117	110	27
Deferred tax asset	0	8	11
Trade and other receivables	8	8	2
Cash and cash equivalents	4	13	4
Trade and other liabilities	(7)	(26)	(5)
Deferred tax liabilities	(31)	(22)	(6)
Net assets acquired	91	91	33
Goodwill	61	204	43
Total	152	295	76
Cash consideration	152	223	54
Contingent or deferred consideration	0	41	16
Fair value of existing investment	0	31	6
Total consideration	£ 152	£ 295	£ 76